Accrued Liabilities and Other Payables	9 Months Ended
Sep. 30, 2022
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables
12.	Accrued Liabilities and Other Payables
The following is a
summary
of ac
cru
ed liabilities and other payables as of December 31, 2021 and September 30, 2022:

	December 31, 2021	September 30, 2022

	RMB in thousands
Accrued marketing expenses	1,321,776	752,416
Payables to producers and licensors	139,951	608,100
Leasing liabilities-current portion	206,758	256,312
Consideration payable for acquisitions and investments	526,453	159,360
Professional fees	64,510	62,422
Deposit	40,445	47,004
Interest payable	26,469	40,158
Other staff related cost	5,325	22,849
Advances from/payables to third parties	14,386	18,016
Others	70,882	85,756

Total	2,416,955	2,052,393